Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefits
Effect of one percentage-point increase in the assumed combined medical and dental cost trend rate on service and interest cost components	$ 303
Effect of one percentage-point decrease on service and interest cost components	(243)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	3,383
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (2,788)